Capital management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital management
Total equity including noncontrolling interests	€ 15,449,179	€ 13,979,037	€ 12,331,310	€ 13,227,237
Debt and lease liabilities	13,212,572	13,320,149
Total assets	€ 35,754,114	€ 34,366,558	€ 31,689,036
Debt and lease liabilities in % of total assets	37.00%	38.80%
Total equity in % of total assets (equity ratio)	43.20%	40.70%